Equity – Share-Based Compensation and Share-Based Payment Reserve (Tables)	12 Months Ended
Dec. 31, 2023
Equity – Share-Based Compensation and Share-Based Payment Reserve [Abstract]
Schedule of Changes in Stock Options	A summary of changes in stock options for the years ended December 31, 2023, 2022 and 2021 is presented below:
	Number of options outstanding	Weighted average exercise price		Weighted average exercise price
Balance, January 1, 2021	24,948,242	AUD$	0.11	$
Granted (i)	11,500,000		0.08
Expired (ii)	(921,116)		0.05
Forfeited (iii)	(4,295,425)		0.09
Balance, December 31, 2021	31,231,701	AUD$	0.10
Granted (iv)	7,503,678		0.05
Expired (v)	(3,350,000)		0.18
Forfeited (vi)	(5,770,000)		0.08
Balance, December 31, 2022	29,615,379	AUD$	0.09
Granted (vii)	255,850,000		0.01		0.01
Expired (viii)	(1,800,000)		0.15		0.10
Forfeited (ix)	(4,745,000)		0.08		0.06
Balance, December 31, 2023	278,920,379	AUD$	0.02		$0.01

i.	On July 15, 2021, the Company issued 11,500,000 options to directors of the Company, which vest over three years (33% each year). The total fair value of the options was AUD$337,870. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.057; exercise price - AUD$0.08; expected life - 5 year; annualized volatility 73.13%; dividend yield - 0%; risk free rate - 0.04%.
ii.	During the year ended December 31, 2021, 921,116 options with a fair value of AUD$44,359 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
iii.	During the year ended December 31, 2021, 4,295,425 options were forfeited with a total fair value of AUD$206,504 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
iv.	On April 13, 2022, the Company issued 7,503,678 options to employees and consultant of the Company. 1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.
a.	The fair value of 400,000 options was AUD$9,520 ($6,467).

The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.044; exercise price - AUD$0.08; expected life - 5 year; annualized volatility 80.4%; dividend yield - 0%; risk free rate - 0.025%.

b.	The fair value of the 573,678 options was AUD$14,313 ($9,724).

The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.044; exercise price - AUD$0.07; expected life - 5 year; annualized volatility 80.4%; dividend yield - 0%; risk free rate - 0.025%.

c.	The fair value of the 6,530,000 options was AUD$181,273 ($123,147).

The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.044; exercise price - AUD$0.05; expected life - 5 year; annualized volatility 80.4%; dividend yield - 0%; risk free rate - 0.025%.

v.	During the year ended December 31, 2022, 3,350,000 options with a fair value of AUD$311,840 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
vi.	During the year ended December 31, 2022, 5,770,000 options were forfeited with a total fair value of AUD$236,959 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
vii.	During the year ended December 31, 2023:
a.	On May 31, 2023, the Company issued 210,000,000 options to directors of the Company, which vest over three years (33.33% of the options 1 year after grant date; 66.66% remain in equally quarterly over the 2nd & 3rd years after date of grant). The total fair value of the options was AUD$1,637,000 ($1,119,708).

The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.009; exercise price - AUD$0.008; expected life - 10 year; annualized volatility 86.6%; dividend yield - 0%; risk free rate - 0.0355%.

b.	On August 3, 2023, the Company issued 45,850,000 options to employees and consultants of the Company. 23,350,000 options are vested after 3 years, and 22,500,000 options are vested after 4 years. The total fair value of the options was AUD$489,678 ($334,940).

The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.012; exercise price - AUD$0.008; expected life - 5 year; annualized volatility 128.89%; dividend yield - 0%; risk free rate - 0.0378%.

viii.	During the year ended December 31, 2023, 3,020,000 options with a fair value of AUD$249,662 ($170,769) expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
ix.	During the year ended December 31, 2023, 3,525,000 options were forfeited with a total fair value of AUD$89,009 ($60,882) and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
x.

The Company recognized share-based compensation expense of AUD$882,055 ($603,326) for the year ended December 31, 2023 (2022: AUD$309,256, 2021: AUD$223,171) in relation to the vesting of options issued in previous years.

xi.	As at December 31, 2023, stock options were outstanding for the purchase of common shares as follows:

Schedule of Stock Options Outstanding for the Purchase of Common Shares	As at December 31, 2023, stock options were outstanding for the purchase of common shares as follows:
Number of Options	Exercise Price		Exercisable At December 31, 2023	Expiry Date
614,090	AUD$	0.20	614,090	October 20, 2026
767,611	AUD$	0.12	767,611	November 5, 2025
400,000	AUD$	0.15	400,000	May 29, 2024
3,000,000	AUD$	0.15	3,000,000	June 25, 2025
3,325,000	AUD$	0.15	3,200,000	December 29, 2025
11,500,000	AUD$	0.08	7,666,667	July 8, 2026
400,000	AUD$	0.08	400,000	April 13, 2027
573,678	AUD	0.07	573,678	April 13, 2027
4,740,000	AUD	0.05	3,365,000	April 13, 2027
210,000,000	AUD	0.01	-	May 31, 2033
43,600,000	AUD	0.01	1,291,667	August 3, 2028
278,920,379			21,278,713